Consolidated Statements of Cash Flows - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (1,915,971)	$ (1,561,350)		$ (7,297,109)		$ (2,061,983)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense		49,432	78,708		(88,783)		425,155	[1]
Change in allowance for sales returns and volume rebate		(34,828)	56,233		407,655		53,031	[1]
Change in inventory reserve		(54,267)	(11,476)		134,200		13,610	[1]
Stock compensation expense		496,688	47,165		4,240,670		464,321	[1]
Depreciation and amortization		187,847	192,225		747,208		353,386	[1]
Loss on disposal of other assets					7,108			[1]
Amortization of debt discount							17,607	[1]
Debt extension fees through increased principal for Skyview Note							350,000	[1]
Gain on settlement of accounts payable		(25,738)			(276,026)			[1]
Changes in operating assets and liabilities:
Accounts receivable - trade		(8,240)	(87,053)		(464,657)		(909,466)	[1]
Inventories		942,113	584,062		(596,653)		2,654,058	[1]
Prepaid expenses and other current assets		(838,031)	(771,039)		78,679		324,807	[1]
Accounts payable and accrued expenses		(553,436)	265,145		(985,986)		(8,621)	[1]
Accounts payable and accrued expenses - related parties		347,858	1,119,606		2,137,661		637,681	[1]
Deferred revenues		(643,559)	(65,557)		614,337		4,358	[1]
Other short-term liabilities			(263)		(1,686)		(8,346)	[1]
Accrued interest on long-term debt - related parties			40,220				60,785	[1]
Net cash (used in) provided by operating activities		(2,050,132)	(113,374)		(1,343,382)		2,370,383	[1]
Cash flows from investing activities:
Cash acquired through the acquisition of Boxlight Group and Mimio							357,573	[1]
Payment made for purchase of intangible assets					(10,001)			[1]
Proceeds from sale of property and equipment and other assets							9,033	[1]
Net cash (used in) provided by investing activities					(10,001)		366,606	[1]
Cash flows from financing activities:
Proceeds from short-term debt		4,714,094			10,214,673		6,701,590	[1]
Proceeds from short-term debt - related parties							239,000	[1]
Proceeds from convertible note payable			1,000,000
Principal payments on short-term debt		(4,646,582)	(720,291)		(12,143,023)		(10,580,414)	[1]
Principal payments on short-term debt-related party			(195,000)		(822,550)			[1]
Principal payments on convertible debt - related party	[1]						(60,000)
Proceeds from subscriptions receivable							1,750	[1]
Distributions to the member of Mimio							(814,625)	[1]
Proceeds from issuance of common stock		420,000			5,678,609		1,218,907	[1]
Proceeds from issuance of common stock upon exercise of options		3			29			[1]
Net cash (used in) provided by financing activities		487,515	84,709		2,927,738		(3,293,792)	[1]
Effect of foreign currency exchange rates		637	(26,263)		(20,532)		19,202	[1]
Net decrease in cash and cash equivalents		(1,561,980)	(54,928)		1,553,823		(537,601)	[1]
Cash and cash equivalents, beginning of the period		2,010,325	456,502	[1]	456,502	[1]	994,103	[1]
Cash and cash equivalents, end of the period		448,345	401,574		2,010,325		456,502	[1]
Supplemental cash flow disclosures:
Cash paid for interest		144,364	112,915		518,106		748,261	[1]
Cash paid for income taxes								[1]
Non-cash investing and financing activities:
Decrease in additional paid-in capital due to the acquisitions of Mimio and Genesis under common control							5,425,100	[1]
Intangibles and goodwill acquired through acquisitions of Mimio and Boxlight Group							10,887,060	[1]
Issuance of note payable and long-term convertible note payable to acquire Mimio							5,425,000	[1]
Issuance of Series A Preferred stock for the acquisition of Genesis					25			[1]
Issuance of Series B Preferred Stock for the acquisition of Genesis							100	[1]
Issuance of Series C Preferred Stock for the acquisition of Boxlight Group							8,243,297	[1]
Issuance of note payable to settle accounts payable							2,547,538	[1]
Forgiveness of short-term debt - related parties							222,370	[1]
Conversion of Series B and C Preferred Stock to common stock upon IPO					127			[1]
Conversion of convertible note payable - related parties to common stock					4,140,127			[1]
Settlement of short-term debt through issuance of common stock							115,919	[1]
Settlement of accounts payable through issuance of common stock					1,787,119		120,910	[1]
Settlement of trademark liability at IPO date					$ 250,000			[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.